Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000232090 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000232090 | GNMA Pool 711455
Holdings [Line Items]
Percent of Net Asset Value	14.51%
C000232090 | GNMA Pool 711498
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000232090 | GNMA Pool 711437
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000232090 | FNMA Pool 994004
Holdings [Line Items]
Percent of Net Asset Value	8.03%
C000232090 | FNMA Pool 849999
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000232090 | Commonwealth of Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.03%
C000232090 | FNMA Pool 758527
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232090 | FGLMC Pool G05744
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232090 | GNMA Pool 702983
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000232090 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000232090 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000232090 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000232090 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232090 | 1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232090 | Puerto Rico GNMA Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.49%
C000232090 | Puerto Rico Fannie Mae Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.81%
C000232090 | Puerto Rico Government Instrumentalities Tax Exempt Notes
Holdings [Line Items]
Percent of Net Asset Value	13.65%
C000232090 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000232090 | Puerto Rico Freddie Mac Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.79%
C000232090 | Puerto Rico Government General Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000232088 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000232088 | GNMA Pool 711455
Holdings [Line Items]
Percent of Net Asset Value	14.51%
C000232088 | GNMA Pool 711498
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000232088 | GNMA Pool 711437
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000232088 | FNMA Pool 994004
Holdings [Line Items]
Percent of Net Asset Value	8.03%
C000232088 | FNMA Pool 849999
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000232088 | Commonwealth of Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.03%
C000232088 | FNMA Pool 758527
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232088 | FGLMC Pool G05744
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232088 | GNMA Pool 702983
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000232088 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000232088 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000232088 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000232088 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232088 | 1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232088 | Puerto Rico GNMA Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.49%
C000232088 | Puerto Rico Fannie Mae Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.81%
C000232088 | Puerto Rico Government Instrumentalities Tax Exempt Notes
Holdings [Line Items]
Percent of Net Asset Value	13.65%
C000232088 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000232088 | Puerto Rico Freddie Mac Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.79%
C000232088 | Puerto Rico Government General Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.97%